EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Warrants Included in Earnings per Share
The following table presents warrants included in weighted average shares outstanding due to their insignificant exercise price, during the period from the date of issuance to the exercise date. After these warrants were exercised the related issued and outstanding common shares are included in weighted average shares outstanding:

Shares	Issuance Date	Exercise Date
118,228	May 9, 2018	May 10, 2021
309,698	February 11, 2020	May 10, 2021
84,911	June 29, 2020	May 10, 2021
39,208	November 18, 2020	May 10, 2021
19,310	November 18, 2020	Outstanding

Schedule of Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share (in thousands, expect for share and per share amounts):

	Year Ended December 31,
	2022	2021
Net loss and comprehensive loss from continued operations	$(21,165)	$(20,250)
Net loss from discontinued operations	$(26,451)	$(23,565)
Net loss	$(47,616)	$(43,815)

Weighted average shares - basic and diluted	65,776,384	32,656,325
Net loss per share - basic and diluted from continuing operations	$(0.32)	$(0.62)
Net loss per share - basic and diluted from discontinued operations	$(0.40)	$(0.72)